Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD
At cost:
Office furniture and fittings	150,000	166,901	38,753	28,365
Office equipment	151,141	211,066	380,096	278,214
Leasehold improvements	9,732	10,260	11,102	8,126
Total	310,873	388,227	429,951	314,706
Accumulated depreciation	(275,511)	(309,959)	(366,248)	(268,078)
Loss of disposal of property and equipment	-	453	-	-
Property and equipment, net	35,362	78,721	63,703	46,628

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 amounted to S$29,952, S$42,066 and (US$30,790) respectively.

No impairment loss had been recognized for the years ended December 31, 2022, 2023 and 2024, respectively.